Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Schedule of Collateral Held as Security for Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
On-Balance Sheet
Disclosure of assets pledged as security [line items]
Total on-balance sheet/ off-balance sheet	£ 2,063	£ 2,169
On-Balance Sheet | Deposits by banks
Disclosure of assets pledged as security [line items]
Total on-balance sheet/ off-balance sheet	2,063	2,169
Off-Balance Sheet
Disclosure of assets pledged as security [line items]
Total on-balance sheet/ off-balance sheet	£ 30,510	£ 25,120